Financial risk and capital management - Master netting agreements for financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	$ 29,153	$ 38,619
Gross amounts offset in the balance sheet	11,239	20,488
Net amounts presented in the balance sheet	17,914	18,130
Amounts of remaining rights to set-off not qualifying for offsetting	2,795	2,863
Net amount	15,119	15,267
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	26,910	35,413
Gross amounts offset in the balance sheet	11,239	20,488
Net amounts presented in the balance sheet	15,671	14,924
Amounts of remaining rights to set-off not qualifying for offsetting	2,795	2,863
Net amount	12,875	12,061
Trade payables
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	13,420	12,689
Gross amounts offset in the balance sheet	2,310	3,133
Net amounts presented in the balance sheet	11,110	9,556
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	11,110	9,556
Accrued expenses and other current financial liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	1,526	1,495
Gross amounts offset in the balance sheet	141	0
Net amounts presented in the balance sheet	1,385	1,495
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	1,385	1,495
Collateral liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	4,071	7,791
Gross amounts offset in the balance sheet	3,686	7,333
Net amounts presented in the balance sheet	385	458
Amounts of remaining rights to set-off not qualifying for offsetting	385	458
Net amount	0	0
Derivative financial instruments
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	7,893	13,437
Gross amounts offset in the balance sheet	5,102	10,023
Net amounts presented in the balance sheet	2,791	3,414
Amounts of remaining rights to set-off not qualifying for offsetting	2,411	2,405
Net amount	380	1,009
Trade and other receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	15,900	16,337
Gross amounts offset in the balance sheet	2,310	3,133
Net amounts presented in the balance sheet	13,590	13,205
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	13,590	13,205
Current interest-bearing financial receivables and accrued interest
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	755	802
Gross amounts offset in the balance sheet	141	0
Net amounts presented in the balance sheet	614	802
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	614	802
Collateral receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	5,553	8,713
Gross amounts offset in the balance sheet	3,515	6,526
Net amounts presented in the balance sheet	2,037	2,186
Amounts of remaining rights to set-off not qualifying for offsetting	2,037	2,186
Net amount	0	0
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	6,946	12,767
Gross amounts offset in the balance sheet	5,273	10,829
Net amounts presented in the balance sheet	1,673	1,937
Amounts of remaining rights to set-off not qualifying for offsetting	758	677
Net amount	$ 914	$ 1,260